Fees Summary	Oct. 10, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,004,000.00
Previously Paid Amount	0.00
Total Fee Amount	459.91
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 459.91
Narrative - Max Aggregate Offering Price	$ 3,004,000.00
Final Prospectus	true